Summary of Significant Accounting Policies (Detail)	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Line Items]
Number of operating segments	1
Percentage from major customer	100.00%	100.00%	100.00%
Minimum [Member] | License and Trademarks [Member]
Accounting Policies [Line Items]
Expected useful life	5 years
Maximum [Member] | License and Trademarks [Member]
Accounting Policies [Line Items]
Expected useful life	10 years
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Accounting Policies [Line Items]
Number of customers	2	2
Customer Concentration Risk [Member] | Sales Revenue, Product Line [Member]
Accounting Policies [Line Items]
Number of customers		3
Customer A [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Accounting Policies [Line Items]
Percentage from major customer	58.00%	53.00%
Customer A [Member] | Customer Concentration Risk [Member] | Sales Revenue, Product Line [Member]
Accounting Policies [Line Items]
Percentage from major customer	53.00%	47.00%	56.00%
Customer B [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Accounting Policies [Line Items]
Percentage from major customer	14.00%	11.00%
Customer B [Member] | Customer Concentration Risk [Member] | Sales Revenue, Product Line [Member]
Accounting Policies [Line Items]
Percentage from major customer	12.00%	11.00%	14.00%
Customer C [Member] | Customer Concentration Risk [Member] | Sales Revenue, Product Line [Member]
Accounting Policies [Line Items]
Percentage from major customer	7.00%	10.00%	12.00%